Statement to Securityholder

Ally Auto Receivables Trust 2012-SN1

Distribution Information	Deal Information
1. Distribution Summary	Deal:	Ally Auto Receivables Trust 2012-SN1

2. Factor Summary	Asset Type:	Consumer Lease

3. Interest Summary	Closing Date:	9/19/2012

4. Collections and Distributions	Bloomberg Ticker:	ALLY 2012-SN1

5. Collateral Summary	Collection Period, Begin:	12/1/2014

	Collection Period, End:	12/31/2014

6. Charge-Off and Delinquency Rates	Determination Date:	1/15/2015

7. Credit Instruments	Distribution Date:	1/20/2015

ABS Investor Relations - Ally Financial Inc. as Servicer

8. Performance Tests	Telephone:	(866) 710-4623

	E-Mail:	securitization@ally.com

The Class B Notes, Class C Notes, and the Secured Notes have not been and will not be registered under the United States Securities Act of 1933, as amended (the "Securities Act"), or the securities laws of any other jurisdiction. Accordingly, the Class B Notes, Class C Notes, and the Secured Notes are not transferable other than pursuant to an exemption under the Securities Act and satisfaction of other specified provisions of the AART Indenture.

Statement to Securityholder

Ally Auto Receivables Trust 2012-SN1

1. Distribution Summary

Class	CUSIP	Initial Principal	Beginning Principal	Note Interest	Principal	Interest	Total	Principal	Interest	Ending Principal
		Balance	Balance	Rate	Distribution	Distribution	Distribution	Loss	Carryover	Balance
							(3) + (4) = (5)		Shortfall	(1) - (3) = (8)
			(1)	(2)	(3)	(4)	(5)	(6)	(7)	(8)
Class A-1	02006GAA2	213,000,000.00	0.00	0.0025031	0.00	0.00	0.00	0.00	0.00	0.00
Class A-2	02006GAB0	480,000,000.00	0.00	0.0051000	0.00	0.00	0.00	0.00	0.00	0.00
Class A-3	02006GAC8	440,000,000.00	0.00	0.0057000	0.00	0.00	0.00	0.00	0.00	0.00
Class A-4	02006GAD6	132,540,000.00	68,735,788.80	0.0070000	41,634,107.62	40,095.88	41,674,203.50	0.00	0.00	27,101,681.18
Class B	02006GAE4	83,861,000.00	83,861,000.00	0.0143000	0.00	99,934.36	99,934.36	0.00	0.00	83,861,000.00
Class C	02006GAG9	49,554,000.00	49,554,000.00	0.0194000	0.00	80,112.30	80,112.30	0.00	0.00	49,554,000.00
AART Notes		1,398,955,000.00	202,150,788.80		41,634,107.62	220,142.54	41,854,250.16	0.00	0.00	160,516,681.18

Secured Note		1,411,534,429.55	260,470,218.59	0.0194000	41,634,107.62	421,093.52	42,055,201.14	0.00	0.00	218,836,110.97

2. Factor Summary
(Amount per $1,000 of Original Principal)

Class	Beginning Note Pool	Principal Distribution	Interest Distribution	Total Distribution	Interest Carryover	Ending Note Pool
	Factor	Factor	Factor	Factor	Shortfall Factor	Factor
Class A-1	0.0000000	0.0000000	0.0000000	0.0000000	0.00000000	0.0000000
Class A-2	0.0000000	0.0000000	0.0000000	0.0000000	0.00000000	0.0000000
Class A-3	0.0000000	0.0000000	0.0000000	0.0000000	0.00000000	0.0000000
Class A-4	518.6041105	314.1248500	0.3025191	314.4273691	0.00000000	204.4792604
Class B	1,000.0000000	0.0000000	1.1916667	1.1916667	0.00000000	1,000.0000000
Class C	1,000.0000000	0.0000000	1.6166667	1.6166667	0.00000000	1,000.0000000
Secured Note	184.5298373	29.4956373	0.2983232	29.7939606	0.00000000	155.0341999

Statement to Securityholder

Ally Auto Receivables Trust 2012-SN1

	Beginning Factor	Ending Factor
Series 2012-SN1 Portfolio	224.1388010	198.5777805
Aggregate ABS Value	245.0796899	217.7741468
Secured Note	184.5298373	155.0341999

	Beginning Factor	Ending Factor
Note Pool Factor	144.5012805	114.7404178

3. Interest Summary

Class	Interest Accrual Period, Start	Interest Accrual Period, End	Accrual Methodology	Note Interest Rate	Target Interest Distribution	Actual Interest Distribution	Beginning Interest Carryover Shortfall Amount	Interest Carryover Shortfall Amount Allocated/ (Repaid) (1)-(2)=(3)	Cumulative Interest Carryover Shortfall Amount
					(1)	(2)		(3)
Class A-1	12/22/2014	1/19/2015	Actual/360	0.0025031	0.00	0.00	0.00	0.00	0.00
Class A-2	12/22/2014	1/19/2015	30/360	0.0051000	0.00	0.00	0.00	0.00	0.00
Class A-3	12/22/2014	1/19/2015	30/360	0.0057000	0.00	0.00	0.00	0.00	0.00
Class A-4	12/22/2014	1/19/2015	30/360	0.0070000	40,095.88	40,095.88	0.00	0.00	0.00
Class B	12/22/2014	1/19/2015	30/360	0.0143000	99,934.36	99,934.36	0.00	0.00	0.00
Class C	12/22/2014	1/19/2015	30/360	0.0194000	80,112.30	80,112.30	0.00	0.00	0.00
Secured Note	12/22/2014	1/19/2015	30/360	0.0194000	421,093.52	421,093.52	0.00	0.00	0.00

Statement to Securityholder

Ally Auto Receivables Trust 2012-SN1
 4. Collections and Dist

A. ACOLT
Collections
Monthly Lease Payments	7,845,727.43
Pull Ahead Payments	0.00
Warranty Payments	0.00
Administrative Purchase Payments	496,917.45
Sale Proceeds	41,221,689.78
Monthly Payment Advances	308,681.85
Residual Advances	88,511.20
Extended Lease Payments	0.00
Optional Purchase Price	0.00
Insurance Proceeds	0.00
Security Deposits	0.00
Other Amounts Received	529,530.86
ACOLT Collections	50,491,058.57

Reserve Fund Draw Amount	0.00
Reimbursement of Monthly Payment Advances	990,091.42
Reimbursement of Residual Advances	158,252.50
Total ACOLT Available Distribution Amount	49,342,714.65

Distributions
Total ACOLT Available Distribution Amount	49,342,714.65
Basic Servicing Fee	311,404.24
Secured Note Interest Distributable Amount	421,093.52
Secured Note Principal Distributable Amount	41,634,107.62
AART Collection Account Shortfall Amount	0.00
Reserve Account Deposit	0.00
Indenture Trustee expenses	0.00
Excess Total ACOLT Collection Amount to the ACOLT Certificateholder	6,976,109.27

Statement to Securityholder

Ally Auto Receivables Trust 2012-SN1

B. AART
Collections
AART Collection Account Shortfall Amount	0.00
Secured Note Interest Distributable Amount	421,093.52
Secured Note Principal Distributable Amount	41,634,107.62
Warranty Payments and Administrative Purchase Payments	0.00
Amounts deposited into the AART Collection Account on the Optional Purchase Date	0.00
Total AART Collections/Available Amount	42,055,201.14

Distributions
Total AART Available Amount	42,055,201.14
Administration Fee	2,170.59
Aggregate Class A Interest Distributable Amount	40,095.88
First Priority Principal Distributable Amount	0.00
Aggregate Class B Interest Distributable Amount	99,934.36
Second Priority Principal Distributable Amount	0.00
Aggregate Class C Interest Distributable Amount	80,112.30
Third Priority Principal Distributable Amount	0.00
Reserve Account Deposit	0.00
Noteholders' Regular Principal Distributable Amount	41,634,107.62
Indenture Trustee Expenses	0.00
Excess To Be Released to AART Certificateholders	198,780.39

Statement to Securityholder

Ally Auto Receivables Trust 2012-SN1
 5. Collateral Summary

A. Balances

	Initial	Beginning	Ending
Series 2012-SN1 Portfolio	1,711,725,004.75	383,663,990.27	339,910,552.20
Aggregate ABS Value	1,524,749,295.50	373,685,084.54	332,050,976.92
Secured Note	1,411,534,429.55	260,470,218.59	218,836,110.97
AART Notes	1,398,955,000.00	202,150,788.80	160,516,681.18
 There have been no lease assets or secured notes with respect to which material breaches of pool asset representations or warranties or transaction covenants have occurred.

B. Number of Lease Assets

	Initial Number of Lease Assets	Beginning Number of Lease Assets	Scheduled Terminations	Early Terminations Not Default	Early Terminations Default	Repurchases	Other	Ending Number of Lease Assets
Deal Totals	66,570	22,001	799	1,397	16	30	-1	19,760

C. Pool Composition - Weighted Averages

	Initial Weighted Average Coupon	Beginning Weighted Average Coupon	Ending Weighted Average Coupon	Initial Weighted Average Original Term	Beginning Weighted Average Original Term	Ending Weighted Average Original Term	Initial Weighted Average Remaining Term	Beginning Weighted Average Remaining Term	Ending Weighted Average Remaining Term
Deal Totals	1.7582000	1.8023000	1.8224000	36.69	38.65	38.70	27.53	6.31	5.67

D. Pool Composition - Prepayments
Month	1	2	3	4	5	6	7	8	9	10	11	12	13	14	15	16	17	18	19	20
Monthly	0.33%	0.33%	0.42%	0.41%	0.47%	0.62%	0.56%	0.77%	0.81%	0.82%	0.76%	0.97%	1.10%	1.15%	1.16%	1.21%	1.04%	1.21%	0.17%	0.70%

Month	21	22	23	24	25	26	27	28	29	30	31	32	33	34	35	36	37	38	39	40
Monthly	1.26%	1.10%	1.62%	2.14%	0.50%	0.91%	1.35%	0.82%	1.10%

Month	41	42	43	44	45	46	47	48	49	50	51	52	53	54	55	56	57	58	59	60
Monthly

Statement to Securityholder

Ally Auto Receivables Trust 2012-SN1

6. Losses and Delinquencies

	Early Term Defaults			Returned Vehicles Sold			Delinquencies
	Average ABS Value	Net Loss (Gains)	Charge-Off Ratio	Aggregate ABS Value	Residual Loss (Gain)	Residual Loss Ratio	Average ABS Value	Over 60 Days	Percent Delinquent
Current	352,868,030.73	4,859.09	0.017	35,260,310.77	(6,088,191.01)	(17.27)	352,868,030.73	1,115,876.27	0.316
Preceding	394,448,889.53	(5,781.38)	(0.018)	34,471,898.17	(5,456,566.36)	(15.83)	394,448,889.53	1,278,845.10	0.324
Next Preceding	441,791,315.18	25,560.21	0.069	45,228,973.91	(7,425,249.11)	(16.42)	441,791,315.18	828,480.69	0.188
Three Month Average			0.023			(16.50)			0.276

Aggregate ABS Value	249,325.45			35,260,310.77
Residual Advance Reimb.	N/A			158,252.50
Aggregate Sales Proceeds	219,072.03			41,002,617.75
Excess Wear/Mileage Charges	188.00			112,625.07
Other Amounts Received	25,206.33			391,511.46
Current Net Losses (Gains)	4,859.09			(6,088,191.01)			Delinquency Stratification	Amount	Number of Leases

Beginning Cum Net Losses (Gains)	248,419.14			(124,887,350.04)			31 - 60 Days	3,368,427.68	200
Current Net Losses (Gains)	4,859.09			(6,088,191.01)			61-90 Days	824,040.42	51
Ending Cum Net Losses (Gains)	253,278.23			(130,975,541.05)			> 90 days	291,835.85	16
There have been no material changes related to delinquencies, charge-offs, or uncollectible amounts. The information contained in this reporting is defined or determined in a manner consistent with the prospectus for Ally Auto Receivables Trust 2012-SN1.

Statement to Securityholder

Ally Auto Receivables Trust 2012-SN1

7. Credit Instruments

Accounts and Advances

Account	Initial Balance	Beginning Balance	Additions	Reductions	Ending Balance	Required Amount

Reserve Account	7,623,746.48	7,623,746.48	0.00	0.00	7,623,746.48	7,623,746.48
Monthly Payment Advances	1,787,195.29	1,725,496.36	308,681.85	990,091.42	1,044,086.79	N/A
Residual Advances	0.00	195,460.65	88,511.20	158,252.50	125,719.35	N/A
Payments Ahead	2,861,967.45	1,118,735.15	303,547.36	313,307.35	1,108,975.16	N/A

8. Performance Tests

ACOLT Event of Default	All Tests Passed
AART Event of Default	All Tests Passed
Administrator Default	All Tests Passed
Servicer Default	All Tests Passed
Aggregate Overcollateralization Target reached?	OC Target has been Reached
Initial Aggregate Overcollateralization Amount	125,794,295.50
Current Aggregate Overcollateralization Amount	171,534,295.74
Overcollateralization Target Amount	171,534,295.74
Initial ACOLT Overcollateralization Amount	113,214,865.95
Current ACOLT Overcollateralization Amount	113,214,865.95
Initial AART Overcollateralization Amount	12,579,429.55
Current AART Overcollateralization Amount	58,319,429.79
 This Servicer Certificate relates only to AART 2012-SN1. This Servicer Certificate should not be relied upon with respect to any other security. The information contained herein is only an indication of past performance and does not predict how AART 2012-SN1 will perform in the future. There have been no material modifications, waivers or extensions relating to the terms of or fees, penalties or payments on pool assets during the distribution period or that cumulatively, have become material over time.